Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amounts due to third parties for reimbursable expenses	$ 369,200	$ 333,000
Change in unbilled services (unbilled revenue)	334,338
Change in unearned revenue (payments on account)	39,749
Decrease in net balance	374,087
Bad debt expense	28,400	24,600
Revenue, remaining performance obligation, amount	$ 15,900,000	$ 14,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)		52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	47.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months